NOTES PAYABLE (Details Narrative) - PRIMEGEN US, INC. [Member] - USD ($)	Oct. 02, 2024	Jul. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Aug. 26, 2024	May 20, 2024
Convertible Note [Member]
NotesPayableLineItem [Line Items]
Convertible note principal		$ 1,250,000	$ 0	$ 750,000
Interest rate		8.00%
Convertible note term		2 years
Principal converted amount	$ 2,000,000
Accrued interest	$ 144,308
Conversion ratio per share	$ 0.90
Convertible Note [Member] | Maximum [Member]
NotesPayableLineItem [Line Items]
Convertible note principal		$ 2,500,000
Beshay Convertible Note [Member]
NotesPayableLineItem [Line Items]
Convertible note principal			0	0	$ 250,000	$ 250,000
Interest rate		8.00%
Convertible note term		2 years
Principal converted amount	$ 500,000
Accrued interest	$ 6,778
Conversion ratio per share	$ 0.90
Beshay Convertible Note [Member] | Maximum [Member]
NotesPayableLineItem [Line Items]
Convertible note principal		$ 500,000
Other Convertible Note [Member]
NotesPayableLineItem [Line Items]
Convertible note principal			$ 0	$ 610,000
Principal converted amount	$ 610,000
Accrued interest	$ 13,351
Conversion ratio per share	$ 0.90